Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Deposits outstanding by type
Deposits outstanding at December 31, 2019 and 2018 are summarized below by account type.

	December 31, 2019			December 31, 2018
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$260,135,924	0.11%	0.00-1.98%	$219,515,207	0.09%	0.00-1.98%
Money Market Accounts	230,693,518	0.72%	0.00-1.48%	261,136,008	0.65%	0.00-2.23%
Savings Accounts	51,124,806	0.16%	0.00-1.00%	48,391,799	0.14%	0.00-0.14%
Total	$541,954,248	0.36%	0.00-1.98%	$529,043,014	0.31%	0.00-2.23%
Certificate Accounts:
0.00 – 0.99%	$28,599,107			$70,854,896
1.00 – 1.99%	122,164,536			120,011,938
2.00 – 2.99%	78,689,591			47,586,859
Total	$229,453,234	1.71%	0.45-2.96%	$238,453,693	1.37%	0.35-2.86%
Total Deposits	$771,407,482	0.76%	0.00-2.96%	$767,496,707	0.64%	0.00-2.86%

Amounts and scheduled maturities of all certificates of deposit
The amounts and scheduled maturities of all certificates of deposit were as follows at December 31, 2019 and 2018:

	December 31,
	2019	2018
Within 1 Year	$149,481,000	$160,771,824
After 1 Year, Within 2 Years	42,689,147	43,330,060
After 2 Years, Within 3 Years	18,737,910	23,990,251
After 3 Years, Within 4 Years	3,272,862	6,358,577
After 4 Years, Within 5 Years	15,272,315	3,488,598
Thereafter	—	514,383
Total Certificates of Deposits	$229,453,234	$238,453,693